Commitments - Estimated Value of Contracts (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financing performance of works [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 10,000,488	$ 12,403,910
Financing performance of works [member] | 2019 [member]
Commitments and contingencies [line items]
Estimated value of contracts	4,461,048	5,533,174
Financing performance of works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	1,525,043	1,891,557
Financing performance of works [member] | 2023 [member]
Commitments and contingencies [line items]
Estimated value of contracts	1,496,380	1,856,006
Financing performance of works [member] | 2024 and thereafter [member]
Commitments and contingencies [line items]
Estimated value of contracts	2,518,017	3,123,173
Infrastructure and service works [member]
Commitments and contingencies [line items]
Estimated value of contracts	379,584,841	698,905,230
Infrastructure and service works [member] | 2019 [member]
Commitments and contingencies [line items]
Estimated value of contracts	105,856,669	229,738,368
Infrastructure and service works [member] | 1 to 3 years [member]
Commitments and contingencies [line items]
Estimated value of contracts	192,105,937	196,335,411
Infrastructure and service works [member] | 2023 [member]
Commitments and contingencies [line items]
Estimated value of contracts	15,811,930	123,159,215
Infrastructure and service works [member] | 2024 and thereafter [member]
Commitments and contingencies [line items]
Estimated value of contracts	$ 65,810,305	$ 149,672,236